                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05757


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

George A. McMillan
Chief Financial Officer and Treasurer
(978) 684-3600


Signature, Place and Date of Signing:

/s/ George A. McMillan
-------------------------
Andover, Massachusetts
February 14, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)



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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   11
                                        ------

Form 13F Information Table Value Total: $   105,594   (thousands)
                                         -------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



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                           FORM 13F INFORMATION TABLE
                          REPORTING MANAGER: CMGI, Inc.

                                             ITEM 4:     ITEM 5:
                                              FAIR       SHARES                                            ITEM 8:
                         ITEM 2:   ITEM 3:   MARKET        OR             ITEM 6:                      VOTING AUTHORITY
     ITEM 1:            TITLE OF   CUSIP     VALUE      PRINCIPAL   SH/  INVESTMENT   ITEM 7:       (A)      (B)       (C)
 NAME OF ISSUER          CLASS     NUMBER    (000)       AMOUNT     PRN  DISCRETION  MANAGERS       SOLE    SHARED     NONE
CMGI, Inc.                COM    125750109      426       261,642    SH   DEFINED                  261,642
divine, inc.              COM    255404105    3,514     4,749,287    SH    SOLE                  4,749,287
Engage, Inc.              COM    292827102   66,073   150,165,099    SH    SOLE                150,165,099
GLOBALMEDIA.COM           COM    37935A109       36     1,822,127    SH    SOLE                  1,822,127
MotherNature.com, Inc.    COM    61978K105      111     1,236,674    SH   DEFINED                1,236,674
NaviSite, Inc.            COM    63935M109   24,501    68,059,500    SH    SOLE                 68,059,500
NexPrise, Inc.            COM    163595101    1,248     3,199,728    SH   DEFINED                3,199,728
PTEK Holdings, Inc.       COM    69366M104      128        37,500    SH   DEFINED                   37,500
Techlabs, Inc. (1)        COM    87833L103       38       960,307    SH   DEFINED                  960,307
Terra Networks, S.A.      COM                 1,125       142,966    SH   DEFINED                  142,966
Vicinity Corporation      COM    925653107    8,392     4,636,422    SH   DEFINED                4,636,422


     1. yesmail.com, inc., a wholly owned subsidiary of CMGI, Inc., currently holds 12,500 shares of Techlabs, Inc. Pursuant to the Agreement for the Purchase and Sale of Assets, dated December 7, 1999, an additional 947,807 shares are issuable to yesmail.com, inc., but are not yet issued. The issuance of these shares is currently in dispute.